Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Debt Disclosure [Abstract]
2027	¥ 1,032,088
2028	967,289
2029	999,338
2030	808,330
2031	702,692
Thereafter	1,456,022
Total	¥ 5,965,759	¥ 5,733,118